Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	CAD 117,480	CAD 75,701
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	107,080	66,198
Discontinued operations	(1,032)	(2,127)
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	CAD 108,112	CAD 68,325
Weighted average number of shares
Basic (in shares)	253,172,088	213,953,870
Effect of dilutive securities (in shares)	3,344,632	2,387,722
Diluted (in shares)	256,516,720	216,341,592
Series A Preferred Stock
Class of Stock [Line Items]
Series A Preferred shares dividend	CAD 5,400	CAD 5,400
Series D Preferred Stock
Class of Stock [Line Items]
Series A Preferred shares dividend	CAD 5,000	CAD 4,103